Short-Term And Other Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term And Other Borrowings [Abstract]
Short-Term And Other Borrowings

10. SHORT-TERM AND OTHER BORROWINGS

A. Short-term borrowings – As of December 31, 2011 and 2010, the Corporation had $12.9 million and $10.1 million of short-term (original maturity of one year or less) borrowings, respectively, which consisted solely of funds obtained from overnight repurchase agreements with commercial customers.

A summary of short-term borrowings is as follows:

(dollars in thousands)	2011	2010
Overnight fed funds	$—	$—
Repurchase agreements	12,863	10,051

Total short-term borrowings	$12,863	10,051

The following table sets forth information concerning short-term borrowings:

(dollars in thousands)	2011	2010
Balance at year-end	$12,863	$10,051
Maximum amount outstanding at any month-end	23,326	12,127
Average balance outstanding during the year	11,380	5,839
Weighted-average interest rate:
As of year-end	0.15%	0.25%
Paid during the year	0.21%	0.28%

Average balances outstanding during the year represent daily average balances and average interest rates represent interest expense divided by the related average balance.

B. FHLB Advances and Other Borrowings:

As of December 31, 2011 and 2010, the Corporation had $147.8 million and $160.1 million, respectively, of other borrowings, consisting mainly of advances from FHLB as well as a $1.9 million commercial mortgage on its Wealth Management Division's offices located in Bryn Mawr, PA and an $11.8 million term loan originated to fund the extinguishment of the Corporation's Junior Subordinated Debentures detailed in Note 12, below. Both of the aforementioned loans are from correspondent banks.

The following table presents the remaining periods until maturity of the FHLB advances and other borrowings:

	As of December 31,
(dollars in thousands)	2011	2010
Within one year	$39,276	$63,680
Over one year through five years	85,238	72,980
Over five years through ten years	22,253	22,345
Over ten years	1,028	1,139

Total	$147,795	$160,144

The following table presents rate and maturity information on FHLB advances and other borrowings:

	Maturity Range*		Weighted Average Rate	Interest Rate		Balance at December 31,
Description	From	To		From	To	2011	2010
Fixed amortizing	08/03/12	12/29/15	3.59%	3.19%	3.95%	$10,535	$19,028
Adjustable amortizing**	12/31/16	01/29/29	3.25%	2.88%	5.50%	13,692	2,000
Bullet maturity	03/05/12	05/19/16	2.64%	1.19%	4.12%	75,500	65,500
Convertible-fixed	12/11/12	08/20/18	2.01%	1.24%	2.62%	48,068	73,616

Total						$147,795	$160,144

*	Maturity range refers to December 31, 2011 balances
**	Loans from correspondent banks other than FHLB

Included in the table above as of December 31, 2011 and 2010 are $48.1 million and $73.6 million, respectively, of FHLB advances whereby the FHLB has the option, at predetermined times, to convert the fixed interest rate to an adjustable interest rate indexed to the London Interbank Offered Rate ("LIBOR"). The Corporation has the option to prepay these advances, without penalty, if the FHLB elects to convert the interest rate to an adjustable rate. As of December 31, 2011, substantially all the FHLB advances with this convertible feature are subject to conversion in fiscal 2012. These advances are included in the periods in which they mature, rather than the period in which they are subject to conversion.

C. Other FHLB Information – The Corporation had a maximum borrowing capacity ("MBC") with the FHLB of approximately $657.7 million as of December 31, 2011 of which the unused capacity was $514.7 million at December 31, 2011. In addition there were $64.0 million in overnight federal funds line and $67.5 million of Federal Reserve Discount Window capacity. In connection with its FHLB borrowings, the Corporation is required to hold the capital stock of the FHLB. The amount of capital stock held was $11.6 million at December 31, 2011, and $14.2 million at December 31, 2010. The carrying amount of the FHLB stock approximates its redemption value. On December 23, 2008, the FHLB announced that it would voluntarily suspend the payment of dividends and the repurchase of excess capital stock until further notice. There were no dividends paid on FHLB stock in 2011 or 2010, however, capital stock redemptions resumed in 2010. Capital stock repurchases during the twelve months ended December 31, 2011 and December 31, 2010 totaled $2.6 million and $749 thousand, respectively.

The level of required investment in FHLB stock is based on the balance of outstanding loans the Corporation has from the FHLB. Although FHLB stock is a financial instrument that represents an equity interest in the FHLB, it does not have a readily determinable fair value. FHLB stock is generally viewed as a long-term investment. Accordingly, when evaluating FHLB stock for impairment, its value should be determined based on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Corporation regularly reviews financial statements filed by the FHLB. The most recent financial information available as of February 22, 2012 indicates an increase in the FHLB's net income as well as its capital ratios. In addition, credit-related other-than-temporary impairments have declined for the year ended December 31, 2011, as compared to the same period in 2010. Management believes that these indicators, as well as the fact that the FHLB has resumed redemption of its capital stock and has declared a dividend payable in 2012, support the Corporation's assessment that its investment in FHLB capital stock is not other-than-temporarily impaired.